SEGMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTS

13. SEGMENTS

The Company’s reportable segments consist of three types of commercial real estate properties for which the Company’s decision-makers internally evaluate operating performance and financial results: Office/Industrial Properties, Model Home Properties and Retail Properties. The Company also has certain corporate-level activities including accounting, finance, legal administration and management information systems which are not considered separate operating segments. The accounting policies of the reportable segments are the same as those described in Note 2. There is no inter segment activity.

The Company evaluates the performance of its segments based upon net operating income (“NOI”), which is a non-GAAP supplemental financial measure. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements and other operating income) less property and related expenses (property operating expenses, real estate taxes, insurance, asset management fees, impairments and provision for bad debt). NOI excludes certain items that are not considered to be controllable in connection with the management of an asset such as non-property income and expenses, depreciation and amortization, real estate acquisition fees and expenses and corporate general and administrative expenses. The Company uses NOI to evaluate the operating performance of the Company’s real estate investments and to make decisions about resource allocations.

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the three months ended March 31, 2020:

	For the Three Months Ended March 31,
	2020	2019
Office/Industrial Properties:
Rental, fees and other income	$4,984,942	$5,454,153
Property and related expenses	(2,015,624)	(2,504,787)

Net operating income, as defined	2,969,318	2,949,366
Model Home Properties:
Rental, fees and other income	1,116,730	1,081,684
Property and related expenses	(46,260)	(50,422)

Net operating income, as defined	1,070,470	1,031,262
Retail Properties:
Rental, fees and other income	927,479	643,427
Property and related expenses	(319,208)	(208,341)

Net operating income, as defined	608,271	435,086
Reconciliation to net loss:

Total net operating income, as defined, for reportable segments	4,648,059	4,415,714
General and administrative expenses	(1,351,345)	(1,760,703)
Depreciation and amortization	(1,574,526)	(2,210,081)
Interest expense	(2,553,846)	(2,545,203)
Other income (expense)	(6,995)	5,524
Income tax expense	(83,631)	(81,430)
Gain on sale of real estate	(9,835)	1,214,242

Net loss	$(932,119)	$(961,937)

Assets by Reportable Segment:	March 31, 2020	December 31, 2019
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$104,424,683	$126,421,648

Total assets (2)	$105,759,056	$131,180,612

Model Home Properties:
Land, buildings and improvements, net (1)	$49,433,519	$48,466,371

Total assets (2)	$48,298,760	$51,389,400

Retail Properties:
Land, buildings and improvements, net (1)	$25,244,792	$25,318,601

Total assets (2)	$26,704,009	$26,588,254

Reconciliation to Total Assets:
Total assets for reportable segments	$180,761,825	$209,158,266
Other unallocated assets:
Cash, cash equivalents and restricted cash	1,730,789	1,591,041
Other assets, net	13,849,674	10,035,101

Total Assets	$196,342,288	$220,784,408

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)

Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

	For the Three Months Ended March 31,
Capital Expenditures by Reportable Segment	2020	2019
Office/Industrial Properties:
Capital expenditures and tenant improvements	$881,497	$2,696,422
Model Home Properties:
Acquisition of operating properties	3,573,743	—
Retail Properties:
Capital expenditures and tenant improvements	8,176	—
Totals:
Acquisition of operating properties, net	3,573,743	—
Capital expenditures and tenant improvements	889,673	2,696,422

Total real estate investments	$4,463,416	$2,696,422

14. SEGMENTS

The Company’s reportable segments consist of the three types of commercial real estate properties for which the Company’s decision-makers internally evaluate operating performance and financial results: Office/Industrial Properties, Model Homes and Retail Properties. The Company also has certain corporate level activities including accounting, finance, legal administration and management information systems which are not considered separate operating segments. The accounting policies of the reportable segments are the same as those described in Note 2. There is no significant intersegment activity.

The Company evaluates the performance of its segments based upon net operating income (“NOI”), which is a non-GAAP supplemental financial measure. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements and other operating income) less property and related expenses (property operating expenses, real estate taxes, insurance, asset management fees, impairments and provision for bad debt) excluding interest expense. NOI excludes certain items that are not considered to be controllable in connection with the management of an asset such as non-property income and expenses, depreciation and amortization, real estate acquisition fees and expenses and corporate general and administrative expenses. The Company uses NOI to evaluate the operating performance of the Company’s real estate investments and to make decisions about resource allocations.

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the years ended December 31, 2019 and 2018, respectively.

	For the Year Ended December 31,
	2019	2018
Office/Industrial Properties:
Rental income	$21,490,215	$24,037,363
Property and related expenses	(9,317,720)	(9,494,885)

Net operating income, as defined	12,172,495	14,542,478
Model Home Properties:
Rental income	4,194,489	4,642,159
Property and related expenses	(193,367)	(174,238)

Net operating income, as defined	4,001,122	4,467,921
Retail Properties:
Rental income	2,956,407	3,664,491
Property and related expenses	(899,487)	(1,217,596)

Net operating income, as defined	2,056,920	2,446,895
Reconciliation to net income:
Total net operating income, as defined, for reportable segments	18,230,537	21,457,294
General and administrative expenses	(5,268,315)	(4,532,703)
Depreciation and amortization	(7,364,688)	(9,101,605)
Interest expense	(10,649,646)	(13,041,016)
Interest income	141,306	55,909
Gain on sale of real estate	6,319,272	12,200,138
Deferred offering cost	—	(1,507,599)
Impairment of real estate	—	(532,951)
Acquisition costs	(24,269)	(26,177)
Income tax expense	(611,263)	(518,567)

Net income	$772,934	$4,452,723

Assets by Reportable Segment:	December 31, 2019	December 31, 2018
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$126,421,648	$138,694,773

Total assets (2)	$131,180,612	$143,620,315

Model Home Properties:
Land, buildings and improvements, net (1)	$48,466,371	$48,762,869

Total assets (2)	$51,389,400	$48,864,060

Retail Properties:
Land, buildings and improvements, net (1)	$25,318,601	$23,650,423

Total assets (2)	$26,588,254	$27,702,384

Reconciliation to Total Assets:
Total assets for reportable segments	$209,158,266	$220,186,759
Other unallocated assets:
Cash and cash equivalents	10,391,275	9,776,215
Other assets, net	1,234,867	3,087,066

Total Assets	$220,784,408	$233,050,040

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

Capital Expenditures by Reportable Segment

	For the Year Ended December 31,
	2019	2018
Office/Industrial Properties:
Capital expenditures and tenant improvements	$6,373,464	$3,340,023
Model Home Properties:
Acquisition of operating properties	13,037,562	17,326,915
Retail Properties:
Capital expenditures and tenant improvements	20,247	19,260
Totals:
Acquisition of operating properties, net	13,037,562	17,326,915
Capital expenditures and tenant improvements	6,393,711	3,359,283

Total real estate investments	$19,431,273	$20,686,198